Material Partly-Owned Subsidiaries - Summarized Financial Information of Subsidiaries (Detail) $ in Thousands, ฿ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 THB (฿)	Dec. 31, 2015 USD ($)
Summarized income statements:
Revenue	$ 425,940	$ 425,215	$ 384,565
Gain on disposal of investment property			4,466	฿ 157
Profit before tax	11,332	18,668	6,535
Income tax expense	(3,886)	(5,140)	(510)
Profit for the year	7,446	13,528	6,025
Other comprehensive income/(loss)	(5,051)	15,448	(966)
Total comprehensive income for the year, net of tax	2,395	28,976	5,059
Profit/(loss) attributable to non-controlling interests	4,518	4,808	3,172
Income tax expense	3,886	5,140	510
Summarized balance sheets:
Cash, inventory and other current assets	254,148	283,027
Property, plant and equipment and other non-current assets	51,650	51,816
Trade and other payable (current)	(71,738)	(101,275)
Other non-current liabilities	(12,244)	(10,742)
Total equity	221,816	222,826	197,175		$ 193,275
Equity attributable to equity holders of the parent	150,028	153,328
Non-controlling interests	71,788	69,498
Non-current liabilities	12,244	10,742
Summarized cash flow information:
Operating	40,649	(16,424)	9,014
Investing	(4,818)	3,389	(152)
Increase in cash flows used in financing activities	(19,578)	7,042	(10,413)
Effect of changes in exchange rate on cash	(1,568)	3,855	(1,521)
Net increase (decrease) in cash and cash equivalents	14,685	(2,138)	(3,072)
CTW Consolidated [Member]
Summarized income statements:
Revenue	213,424	207,529	152,988
Gain on disposal of investment property			4,466
Profit before tax	11,736	12,985	10,777
Income tax expense	(2,150)	(2,727)	(3,009)
Profit for the year	9,586	10,258	7,768
Other comprehensive income/(loss)	3,965	10,182	682
Total comprehensive income for the year, net of tax	13,551	20,440	8,450
Profit/(loss) attributable to non-controlling interests	4,509	4,896	3,812
Dividends paid to non-controlling interests	2,181	1,943	1,142
Income tax expense	2,150	2,727	3,009
Summarized balance sheets:
Cash, inventory and other current assets	141,761	149,875
Property, plant and equipment and other non-current assets	42,691	41,983
Trade and other payable (current)	(33,715)	(47,451)
Other non-current liabilities	8,161	7,536
Total equity	142,576	136,871
Equity attributable to equity holders of the parent	73,621	71,876
Non-controlling interests	68,955	64,995
Non-current liabilities	(8,161)	(7,536)
Summarized cash flow information:
Operating	38,784	(24,018)	7,319
Investing	(9,137)	6,589	443
Increase in cash flows used in financing activities	(12,585)	12,836	(10,586)
Effect of changes in exchange rate on cash	(102)	1,678	(404)
Net increase (decrease) in cash and cash equivalents	16,960	(2,915)	(3,228)
Shanghai Yayang Electric Co., Ltd. [Member]
Summarized income statements:
Revenue	33,790	33,533	30,056
Profit before tax	(837)	(161,011)	(537)
Profit for the year	(837)	(161,011)	(537)
Other comprehensive income/(loss)	(255)	345	(277)
Total comprehensive income for the year, net of tax	(1,092)	(160,666)	(814)
Profit/(loss) attributable to non-controlling interests	(262)	(15)	(181)
Summarized balance sheets:
Cash, inventory and other current assets	11,293	15,063
Property, plant and equipment and other non-current assets	1,881	1,920
Trade and other payable (current)	(8,671)	(11,356)
Total equity	4,503	5,627
Equity attributable to equity holders of the parent	3,096	3,869
Non-controlling interests	1,407	1,758
Summarized cash flow information:
Operating	3,648	833	(716)
Investing	(277)	(252)	(341)
Increase in cash flows used in financing activities	(4,005)	(563)	1,470
Effect of changes in exchange rate on cash	(34)	65	(44)
Net increase (decrease) in cash and cash equivalents	$ (668)	$ 83	$ 369